COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Rental and Bandwidth expenses under operating leases from continuing operations	$ 5,964	$ 12,113	$ 18,575
Rental and Bandwidth expenses under operating leases from discontinuing operations	183	2,553	$ 12,272
Capital commitments
Obligation to pay for acquisition of investments	$ 2,887	$ 24,865